Consolidated Statements of Cash Flows - ZAR (R) R in Thousands	12 Months Ended
	Feb. 28, 2025	Feb. 29, 2024	Feb. 28, 2023
Cash flows from operating activities
Profit before taxation	R 1,246,921	R 1,065,710	R 894,104
Adjustments	813,489	707,029	591,190
Depreciation on property, plant and equipment	606,487	588,660	493,788
Amortization of capitalized commission assets	100,223	83,155	64,707
Amortization of intangible assets	56,072	59,482	51,143
Loss / (Gain) on disposal of property, plant and equipment	575	(1,537)	(4,954)
Finance income	(44,167)	(39,418)	(23,255)
Finance costs	50,866	15,822	10,095
Impairment of goodwill	43,600
Provision for warranties charge	(167)	477	(1,305)
Fair value changes to derivative assets		388	971
Working capital adjustments
Inventories	2,752	72,737	(53,790)
Trade and other receivables and prepayments	384,674	(551,230)	(62,833)
Trade and other payables	7,686	55,496	67,940
Deferred revenue	44,099	47,375	46,251
Capitalized commission assets	(223,448)	(163,716)	(112,738)
Cash generated from operating activities	2,276,173	1,233,401	1,370,124
Finance income received	44,167	39,418	23,255
Finance cost paid	(48,610)	(15,822)	(10,095)
Income tax paid	(338,435)	(301,957)	(256,621)
Net cash generated from operating activities	1,933,295	955,040	1,126,663
Cash flows from investing activities
Purchase of property, plant and equipment	(1,022,371)	(876,354)	(579,656)
Purchase of property, plant and equipment – Telematics devices and equipment on hand	(892,015)	(649,385)	(457,542)
Purchase of property, plant and equipment – Other	(130,356)	(226,969)	(122,114)
Proceeds on disposal of property, plant and equipment	4,473	2,883	10,499
Investment in intangible assets	(58,937)	(51,214)	(46,653)
Acquisition of subsidiary, net of cash acquired		(5,102)
Advances of loans to related party	(500)	(2,400)	(6,400)
Net cash utilized by investing activities	(1,077,335)	(932,187)	(622,210)
Cash flows from financing activities
Proceeds from a related party loan	52	342	315
Repayment of a related party loan	(738)	(52)	(1,940)
Purchase of treasury shares	(3,461)	(23,816)
Shares repurchase by a subsidiary company	(15,242)
Proceeds from term loans obtained	289,518		502
Repayment of term loans	(23,334)	(12,018)	(31,034)
Payments of lease liabilities	(77,633)	(57,892)	(56,617)
Dividends paid	(612,422)	(499,518)	(331,252)
Net cash utilized by financing activities	(443,260)	(592,954)	(420,026)
Net increase/(decrease) in cash and cash equivalents	412,700	(570,101)	84,427
Cash and cash equivalents at the beginning of the year	436,165	965,750	718,026
Effect of exchange rate changes on cash and cash equivalents	(11,282)	40,516	163,297
Cash and cash equivalents at the end of the year	R 837,583	R 436,165	R 965,750